9. Prepaid Expenses and Other Current Assets, net	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets, net
9.	Prepaid Expenses and Other Current Assets, net

Prepaid expenses and other current assets, net as of December 31, 2019 and 2018 consist of the following:

	December 31, 2019	December 31, 2018
Value-added tax recoverable, current	$193	$483
Deposit and prepayment for acquisitions, net of provision of $10,921 and $10,840, respectively (a)	56	55
Other deposit and prepayment, net of provision of $3,584 and $452, respectively (b)	2,659	1,216
Other receivable, net of provision of $1,968 and $914, respectively (c)	2,262	2,628
Total prepaid expenses and other current assets	$5,170	$4,382

(a)	Deposit and Prepayment for Acquisitions

Deposit and prepayment for acquisitions as at December 31, 2019 primarily include: i) an amount of $8,625 (2018: $8,543) relating to the acquisition of RE Capital Projects. The prepayment for acquisition of RE Capital Projects mainly included cash of $2,640 and the Group’s ordinary shares amounting to $5,500. In April 2017, the acquisition was terminated and both parties agreed that the ordinary shares would be transferred back to the Group and the cash portion would not be refunded. Thus, provision for doubtful recoveries of $8,569 (2018: $8,488) was accrued, and the prepayment for acquisition was written down to the recovered amount of $56 and $56 as of December 31, 2019 and 2018; ii) prepayment of $2,288 (2018: $2,288) relating to acquisition of the Kashima PV station. The Group assessed the collectability is remote and full provision for doubtful recoveries was accrued.

(b)	Other Deposit and Prepayment

Other deposit and prepayment primarily include: i) prepayment of $3,132 to purchase land from Shengrun Intl Industry Group INC (“Shengrun”) to develop solar projects in California as of December 31, 2019, of which full provision has been provided during the year ended December 31, 2019. The total contract price is $19,577 and the Group has the right to redeem the prepayment within six months after May 21, 2019. In November 2019, the Group decide to terminate the transaction and require Shengrun to return $3,132 before December 15, 2019. However, the Group failed to collect it till the issuance of the financial statements. The Group provided full provision after assessing the possibility of collectivity; ii) prepayment made to vendors to purchase PV modules, rental deposits and other prepaid expenses.

(c)	Other receivable

Other receivable as at December 31, 2019 mainly included: i) the business fund lent to a third party, Tacoo Corporation with no interest bearing of $1,320 (2018: $2,107). The Company assessed the collectability of the receivable and concluded no provision accrued as of December 31, 2019 and 2018; ii) other receivable of $2,910 (2018: $1,435) for project payment on behalf of third parties, the Group assessed the collectability and provision of $1,968 (2018: $914) was accrued.